RESERVES (Tables)	12 Months Ended
Jun. 30, 2022
Schedule Of Reserves
SCHEDULE OF RESERVES

	2022 $	2021 $
Foreign currency translation	746,819	718,955
Share-based payments	10,751,832	10,314,324
Total reserves	11,498,651	11,033,279
Reconciliation of foreign currency translation reserve
Balance at the beginning of the financial year	718,955	756,423
Add: net currency translation gain / (loss)	27,864	(37,468)
Balance at the end of the financial year	746,819	718,955
Reconciliation of share-based payments reserve
Balance at the beginning of the financial year	10,314,324	9,172,148
Add: share-based payments expense	-	-
Add: Issue of options/warrants to underwriters	-	-
Add: Issue of performance rights	437,508	622,725
Add: Issue of options/warrants	-	1,542,356
Less: Options expired	-	(49,438)
Less: Exercise of options/warrants	-	(973,467)
Balance at the end of the financial year	10,751,832	10,314,324

SCHEDULE OF WARRANT ISSUED

No warrants were issued for the financial year ended 30 June 2022. During the financial year ended June 30, 2021, the following warrants were issued to as a part of capital raising costs.

		2021
Valuation date		July 21, 2020
Grant Date		June 1, 2020
Warrants issued		39,975,000
Underlying asset price	A$	0.0070
Risk free rate		0.42%
Volatility		148.66%
Exercise price presented in United States Dollar	US$	0.00417
Exchange rate at valuation date	A$	1 to US$0.7127
Exercise price presented in Australian Dollar	A$	0.0146
Time to maturity of underlying warrants (years)		5
Value per warrant in Australian Dollar	A$	0.009
Model used		Binomial
Valuation amount	A$	360,017

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

22. RESERVES (cont.)

		2021
Valuation date		January 25, 2021
Grant Date		January 25, 2021
Warrants issued		48,750,000
Underlying asset price	A$	0.0110
Risk free rate		0.414%
Volatility		147.29%
Exercise price presented in United States Dollar	US$	0.0109
Exchange rate at valuation date	A$	1 to US$0.7708
Exercise price presented in Australian Dollar	A$	0.0142
Time to maturity of underlying warrants (years)		5
Value per warrant in Australian Dollar	A$	0.0098
Model used		Binomial
Valuation amount	A$	476,297

SCHEDULE OF OPTION ISSUED AND GRANTED

The following information relates to options granted and issued against under the Employee Option Plan for the year ended June 30, 2021;

Options issued to	Grant date for options issued	Number of options issued

Employee Option Plan	December 21, 2020	12,850,000

		2021
Grant Date		December 21, 2020
Options issued		12,850,000
Dividend yield		-
Historic volatility and expected volatility		155.34%
Option exercise price	A$	0.008
Fair value of options at grant date	A$	0.007
Weighted average exercise price	A$	0.008
Risk-free interest rate		0.111%
Expected life of an option		3 years
Model used		Binomial
Valuation amount	A$	72,439

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

22. RESERVES (cont.)

The following information relates to issued Performance Rights for the year ended June 30, 2022;

Performance rights issued to	Grant date for options issued	Number of options issued

Adam Kramer	March 3, 2021	3,937,500
Mike Tonroe	June 15, 2021	40,000,000
Carl Stubbings	September 22, 2021	20,000,000
Kevin Camilleri	November 22, 2021	20,000,000

		2022
Grant Date		March 3, 2021	June 15, 2021	September 22, 2021	November 22, 2021
Options issued		3,937,500	40,000,000	20,000,000	20,000,000
Dividend yield		-	-	-	-
Historic volatility and expected volatility		161	152	149	150%
Option exercise price	A$	0.009	0.0069	0.0047	0.0038
Fair value of options at grant date	A$	0.012	0.0073	0.0052	0.0042
Weighted average exercise price	A$	0.008	0.008	0.008	0.008
Risk-free interest rate		0.110	0.085	0.160	0.960%
Expected life of an option		2.02 years	3 years	3 years	3 years
Model used		Binomial	Binomial	Binomial	Binomial
Valuation amount	A$	47,250	291,428	103,104	83,216